Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
6. INVENTORIES
The components of inventories are as follows:

	December 31
	2019	2020
	US$	US$
Finished goods	26,305	11,039
Work in process	37,342	55,988
Raw materials	24,792	43,135

	88,439	110,162

The Company wrote down US$2,095 thousand, US$9,085 thousand and US$6,883 thousand in 2018, 2019 and 2020, respectively, for obsolete or unmarketable inventory.